Share Capital	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
SHARE CAPITAL

NOTE 6 - SHARE CAPITAL:

a.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	Changes in share capital

On February 23, 2023, Mr. Sagy exercised 186,000 warrants into 186,000 ordinary shares in return of $744.

b.	Share- based compensation

1)	Option plan

Under the Company’s Share Ownership and Option Plan (2010), or the 2010 Plan, employees, directors and consultants of the Company may be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 par value.

On April 3, 2024, the board of directors approved the adoption of a share award plan (the “2024 Plan”). The 2024 Plan allows the Company to grant its employees, directors and consultants with several equity-based awards, including options, shares, restricted shares, restricted share units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The 2024 Plan shall be in effect for a term of ten (10) years from the date of adoption, i.e., until April 2034, unless earlier terminated by its administrator.

2)	Options grants

In the six months ended June 30, 2024 and 2023, the Company granted options as follows:

	Six months ended June 30, 2024
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	41,500	$5.26-5.76	4 years	10 years
Consultant	5,000	$5.26	4 years	10 years

	Six months ended June 30, 2023
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	104,500	$7.5	4 years	10 years

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2024	2023
Value of ordinary share	$5.13-5.46	$7.5
Dividend yield	0%	0%
Expected volatility	70.91-70.97%	74.1%
Risk-free interest rate	4.35-4.46%	0.36%
Expected term	6.11 years	6.11 years

The fair value of options granted during the six months ended June 30, 2024, and 2023 was $169 and $505, respectively.

The aggregate intrinsic value of the options exercised during the six months ended June 30, 2024 was less than 1.

The aggregate intrinsic value of the options exercised during the six months ended June 30, 2023 was $137.

The fair value of options vested during the six months ended June 30, 2024, and 2023 was $1,176 and $1,706, respectively.

The following table summarizes the activity in options granted to employees and directors  for the six months period ended June 30, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	1,745,880	$5.8	5.91	$1,165
Granted	41,500	5.34
Exercised	(1,840)	5.07
Expired	(9,565)	8.33
Forfeited	(11,970)	5.77
Options outstanding at the end of the period	1,764,005	$5.78	5.53	$335
Options exercisable at the end of the period	1,296,239	$5.59	4.53	$335

The following table summarizes the activity in options granted to consultants for the six months period ended June 30, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding at the beginning of the period	11,666	$16.78	1.36	$2
Granted	5,000	5.26
Options outstanding at the end of the period	16,666	$12.91	3.53	$-
Options exercisable at the end of the period	6,329	$9.65	0.85	$-

Modification of share-based compensation

On April 3, 2024, the board of directors (following the approval of the compensation committee with respect to the Company's directors and officers) approved to extend the expiry date of 337,464 options exercisable into 337,464 ordinary shares that were previously granted to some of the Company’s employees and directors, from an expiry date ranging between December 2024 and July 2025, by an additional three years, such that the expiry dates will range between December 2027 and July 2028. Out of the said options, 126,800 options exercisable into 126,800 ordinary shares are held by some of the Company's directors and its CEO (who also serves as a director on the board of directors), and as such, the extension of the expiry dates of these options is subject to the receipt of shareholders’ approval by the required majorities under applicable law. As of the date of approval of these financial statements, the Company has not yet convened a meeting of shareholders and accordingly, approval of the shareholders has not yet been received.

For options for which approval has been received, the total incremental fair value of these options granted to the Company’s employees amounted to $197 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 4.68%, expected volatility of 67.38% - 71.62%, expected term of 1.87-2.16 years and dividend yield of 0%. For the six months ended June 30, 2024, the Company recorded the total expenses from these extended options in amount of $197.

3)	RSU grants

In the six months ended June 30, 2024, the Company granted restricted share units, or RSU, as follows:

	Six months ended June 30, 2024
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	261,000	$5.13

The following table summarizes the activity in RSU granted to employees under the 2024 Plan for the six months period ended June 30, 2024:

	Number of options	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	0	$0
Granted	261,000	5.13
Unvested at the end of the period	261,000	$5.13

4)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Cost of revenue	$-	$19	$-	$11
Research and development	410	307	278	121
General, administrative and marketing	370	526	212	206
	$780	$852	$490	$338

As of June 30, 2024, there was $2,213 of unrecognized compensation expense related to unvested RSUs and options. This amount is expected to be recognized over a weighted-average period of 1.9 years.